Provisions and Contingent Provisions (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions And Contingent Provisions
Provisions for personnel salaries and expenses	$ 101,223	$ 93,379
Provisions for mandatory dividends	185,727	178,600
Provisions for contingent loan	23,792	24,329
Provision for contingencies	15,388	8,963
Total	$ 326,130	$ 305,271	$ 303,798	$ 292,210